CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY
Continuing operations:
Revenues	$ 10,316		65,049		53,700
Cost of sales	(11,014)		(69,445)		(45,113)
Gross income (loss)	(698)		(4,396)		8,587
Research and development expenses	(19)		(119)		(557)		(552)
Selling expenses	(807)		(5,091)		(3,436)
General and administrative expenses	(5,759)	[1]	(36,314)	[1]	(32,530)	[1]	(24,970)	[1]
Impairment on property, plant and equipment	(55)		(347)		(591)		(6,463)
Impairment on inventories							(346)
Operating loss	(7,338)		(46,267)		(28,527)		(32,331)
Other income (expense):
Interest income	2		13		40		7
Finance costs	(9)		(59)		(83)		(5,799)
Change in fair value of trading securities	(1,416)		(8,927)		1,162
Gain on disposal of trading securities	45		283		5,196
Dividend income from available-for-sale securities							71
Gain (loss) on disposal of available-for-sale securities	44		276		(213)		111
Change in fair value of investment in convertible note					1,917
Change in fair value of derivative embedded in convertible note							(5,040)
Change in fair value of warrants and option rights	375		2,364		555		3,798
Loss on debt extinguishment							(3,434)
Subsidies from government							600
Exchange loss	(109)		(688)		(442)		(218)
Others, net	74		463		(491)		(2)
Loss before income tax expenses	(10,371)		(65,401)		(35,225)		(42,808)
Income tax credits	122		771		104		112
Loss from continuing operations	(10,249)		(64,630)		(35,121)		(42,696)
Discontinued operations:
Profit from discontinued operations, net of income taxes							4,227
Net loss for the year attributable to the shareholders of the Company	$ (10,249)		(64,630)		(35,121)		(38,469)
Net loss per share
-Basic and diluted	$ (0.46)		(2.87)		(1.69)		(2.42)
Net loss per share from continuing operations
-Basic and diluted	$ (0.46)		(2.87)		(1.69)		(2.68)
Net earnings per share from discontinued operations
-Basic and diluted							0.26
Weighted average common shares (in thousands)
-Basic and diluted	22,494		22,494		20,746		15,927

[1]	Included in general and administrative expenses are stock-based compensation of Rmb8,706, Rmb8,015 and Rmb7,170 for the years ended December 31, 2009, 2010 and 2011, respectively.